RECENTLY ISSUED ACCOUNTING STANDARDS Impact of accounting policy adoption (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest element included in obligation under capital lease, net		$ (34)	$ (16)
Restricted cash			0
Restricted cash and short term investments		481	(1,659)
Effect of exchange rate changes on cash		(3,845)	9,475
Net increase in cash, cash equivalents and restricted cash	[1]	(181,068)	158,989
Cash, cash equivalents and restricted cash at beginning of period	[1],[2]	429,887	228,125
Cash, cash equivalents and restricted cash at end of period	[1],[2]	$ 248,819	387,114
Accounting Standards Update 2016-18 | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest element included in obligation under capital lease, net			411
Restricted cash			(5)
Restricted cash and short term investments			(10,483)
Effect of exchange rate changes on cash			0
Net increase in cash, cash equivalents and restricted cash			141,111
Cash, cash equivalents and restricted cash at beginning of period			65,710
Cash, cash equivalents and restricted cash at end of period			206,821
Accounting Standards Update 2016-18 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest element included in obligation under capital lease, net			(427)
Restricted cash			5
Restricted cash and short term investments			8,824
Effect of exchange rate changes on cash			9,475
Net increase in cash, cash equivalents and restricted cash			17,878
Cash, cash equivalents and restricted cash at beginning of period			162,415
Cash, cash equivalents and restricted cash at end of period			$ 180,293

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017. Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows: